Fair Value Measurements	12 Months Ended
Dec. 31, 2013
Fair Value Disclosures [Abstract]
Fair Value Measurements
Fair Value Measurements:
The authoritative guidance defines fair value as the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. The guidance also establishes a fair value hierarchy, which requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. The guidance describes three levels of input that may be used to measure fair value, which are as follows:

Level 1	—	Quoted prices in active markets for identical assets or liabilities;
Level 2	—
Observable inputs other than Level 1 prices, such as quoted prices for similar assets or liabilities; quoted prices in markets that are not active; or other inputs that are observable or can be corroborated by observable market data for substantially the full term of the assets or liabilities; and

Level 3	—	Unobservable inputs that are supported by little or no market activity and that are significant to the fair value of the assets or liabilities.

PMI's policy is to reflect transfers between hierarchy levels at the end of the reporting period.
Derivative Financial Instruments — Foreign Exchange Contracts
PMI assesses the fair value of its derivative financial instruments, which consist of deliverable and non-deliverable foreign exchange forward contracts, foreign currency swaps and foreign currency options, using internally developed models that use, as their basis, readily observable market inputs. The fair value of PMI’s foreign exchange forward contracts is determined by using the prevailing foreign exchange spot rates and interest rate differentials and the respective maturity dates of the instruments. The fair value of PMI’s currency options is determined by using a Black-Scholes methodology based on foreign exchange spot rates and interest rate differentials, currency volatilities and maturity dates. PMI’s derivative financial instruments have been classified within Level 2 at December 31, 2013 and 2012. See Note 15. Financial Instruments for additional discussion of derivative financial instruments.
Pension Plan Assets
The fair value of pension plan assets, determined by using readily available quoted market prices in active markets, has been classified within Level 1 of the fair value hierarchy at December 31, 2013 and 2012. The fair value of pension plan assets determined by using quoted prices in markets that are not active has been classified within Level 2 at December 31, 2013 and 2012. See Note 13. Benefit Plans for additional discussion of pension plan assets.
Debt
The fair value of PMI’s outstanding debt, which is utilized solely for disclosure purposes, is determined using quotes and market interest rates currently available to PMI for issuances of debt with similar terms and remaining maturities. The aggregate carrying value of PMI’s debt, excluding short-term borrowings and $17 million of capital lease obligations, was $25,261 million at December 31, 2013. The aggregate carrying value of PMI’s debt, excluding short-term borrowings and $37 million of capital lease obligations, was $20,383 million at December 31, 2012. The fair value of PMI's outstanding debt, excluding the aforementioned short-term borrowings and capital lease obligations, has been classified within Level 1 and Level 2 at December 31, 2013 and 2012.

The aggregate fair values of PMI’s derivative financial instruments, pension plan assets and debt as of December 31, 2013 and 2012, were as follows:

(in millions)	Fair Value At December 31, 2013	Quoted Prices in Active Markets for Identical Assets/Liabilities (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Assets:
Foreign exchange contracts	$153	$—	$153	$—
Pension plan assets	6,871	5,164	1,707	—
Total assets	$7,024	$5,164	$1,860	$—
Liabilities:
Debt	$26,141	$25,961	$180
Foreign exchange contracts	116	—	116	—
Total liabilities	$26,257	$25,961	$296	$—

(in millions)	Fair Value At December 31, 2012	Quoted Prices in Active Markets for Identical Assets/Liabilities (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Assets:
Foreign exchange contracts	$160	$—	$160	$—
Pension plan assets(a)	5,911	4,419	1,492	—
Total assets	$6,071	$4,419	$1,652	$—
Liabilities:
Debt	$22,719	$22,316	$403	$—
Foreign exchange contracts	55	—	55	—
Total liabilities	$22,774	$22,316	$458	$—

(a) Mutual funds in the amount of $1,363 million were transferred from Level 2 to Level 1 because they are actively traded on a daily basis.

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